Business Acquisitions (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended												7 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended		2 Months Ended	5 Months Ended		0 Months Ended				6 Months Ended		0 Months Ended
	Jul. 22, 2013	Dec. 31, 2014 MW		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2014 MW		Dec. 31, 2013		Dec. 31, 2012		May 31, 2013	Aug. 05, 2014	Aug. 13, 2014	Sep. 30, 2014	Dec. 31, 2014		Jun. 30, 2014	Dec. 31, 2013		Jul. 29, 2014	Dec. 31, 2013		Jan. 02, 2015	Dec. 14, 2012 MW	Aug. 12, 2014	Jul. 30, 2014
Business Acquisition
Current assets		$ 606							$ 378	[1]						$ 606		$ 378	[1]							$ 606			$ 378	[1]		378	[1]
Total operating revenues		192	[2]	184	[2]	173	[2]	140	118		126	82	53		379	689		379	[1]	175	[1]
Property, Plant and Equipment, Net		4,466							2,291	[1]						4,466		2,291	[1]							4,466			2,291	[1]		2,291	[1]
Business Combination, Integration Related Costs																4		0	[1]	0	[1]
Business Combination, Consideration Transferred																901		120		0
Non-current assets									569									569											569			569
Working Capital									1									1											1			1
Power Generation Capacity (in MWs)		3,754														3,754										3,754
Proceeds from issuance of Class A common stock	468																	468		0
Long-term Debt		4,806							1,783							4,806		1,783								4,806			1,783			1,783
Assets		6,965							3,238	[1]						6,965		3,238	[1]							6,965			3,238	[1]		3,238	[1]
Other Liabilities									203									203											203			203
Liabilities		5,080							1,986	[1]						5,080		1,986	[1]							5,080			1,986	[1]		1,986	[1]
Operating Income (Loss)		70	[2]	84	[2]	64	[2]	54	54		63	38	12		167	272		167	[1]	29	[1]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		5	[2]	40	[2]	41	[2]	26	37		49	35	11	54	132	112		132	[1]	12	[1]
Other Comprehensive Income (Loss), Net of Tax																52		(48)	[1]	20	[1]
Marsh Landing
Business Acquisition
Power Generation Capacity (in MWs)																																			720
Power Purchase Agreement Period																						10 years
5.375% Senior Notes due in 2024 [Member]
Business Acquisition
Debt Instrument, Interest Rate, Stated Percentage		5.375%														5.375%										5.375%
5.375% Senior Notes due in 2024 [Member] | NRG Yield Operating LLC [Member]
Business Acquisition
Proceeds from Issuance of Senior Long-term Debt																							500
Debt Instrument, Interest Rate, Stated Percentage																							5.375%
Marsh Landing Term Loan Facility | Marsh Landing
Business Acquisition
Line of Credit Facility, Maximum Borrowing Capacity																																			650
RE Kansas South [Member]
Business Acquisition
Total operating revenues																		2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets						1			25									25										1	25			25
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment						50			51									51										50	51			51
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted						16																						16
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets						53			79									79										53	79			79
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						37			63									63										37	63			63
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets						2			3									3										2	3			3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt						35			58									58										35	58			58
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities						2			5									5										2	5			5
Operating Income (Loss)																		1
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		(1)
Alta Wind Portfolio [Member]
Business Acquisition
Business Acquisition, Pro Forma Revenue																821		531
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents																																				22
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Cash																										0
Number of Facilities																																				0
Payments to Acquire Businesses, Gross																								923
Business Combination, Integration Related Costs																2
Business Combination, Consideration Transferred																								870
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																																				1,057
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles																																				1,420
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles																										(243)
Business Acquisition, Purchase Price Allocation, Intangible Assets, Other than Goodwill, Adjusted																																				1,177
Working Capital																																				53
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																																				923
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment																										247
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment, Adjusted																																				1,304
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt																																				1,591
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Noncurrent Liabilities Longterm Debt																										0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt, Adjusted																																				1,591
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Assets																																				49
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets																										0
Business Acquisition, Purchase Price Allocation, Other Assets, Adjusted																																				49
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																																				2,548
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Assets																										4
Business Acquisition, Purchase Price Allocation, Assets Acquired, Adjusted																																				2,552
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Liabilities																																				34
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Current and Noncurrent Liabilities																										4
Business Acquisition, Purchase Price Allocation, Current and Non-current Liabilities, Adjusted																																				38
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																																				1,625
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities																										4
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Adjusted																																				1,629
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																									49
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																									39
Business Acquisition, Pro Forma Net Income(Loss), Including Portion Attributable to Noncontrolling Interest																94		87
Business Acquisition, Pro Forma Net Income (Loss)																7		8
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted																$ 0.10		$ 0.12
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Net Assets Acquired																										0
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																																				923
Alta Wind Portfolio [Member] | Supply Commitment Arrangement [Domain]
Business Acquisition
Weighted average remaining amortization period (in years)																22 years
Alta Wind Portfolio [Member] | Leasehold Rights [Member]
Business Acquisition
Weighted average remaining amortization period (in years)																21 years
EME-NYLD Assets [Member]
Business Acquisition
Business Acquisition, Pro Forma Revenue																715		513
Business Acquisition, Pro Forma Net Income(Loss), Including Portion Attributable to Noncontrolling Interest																97		145
Business Acquisition, Pro Forma Net Income (Loss)																21		16
Business Acquisition, Pro Forma Earnings Per Share, Basic and Diluted																$ 0.38		$ 0.35
Drop-down Acquisition [Member]
Business Acquisition
Business Combination, Consideration Transferred																												357
Working Capital						8																						8
Business Combination, Consideration Transferred, Liabilities Incurred																												612
Business Acquisitions, Consideration Transferred, Purchase Price						349																						349
Alta Wind Holdings [Member]
Business Acquisition
Power Generation Capacity (in MWs)																																				947
Energy Systems
Business Acquisition
Payments to Acquire Businesses, Gross																													120
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment									60									60											60			60
Energy Systems | Customer Contracts
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles									59									59											59			59
Marsh Landing
Business Acquisition
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																																			537
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																				138
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment																				73
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment, Adjusted																				610
Marsh Landing | NRG [Member]
Business Acquisition
Business Acquisition, Percentage of Voting Interests Acquired																																			100.00%
TA - High Desert LLC [Member]
Business Acquisition
Total operating revenues																		8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets						3			28									28										3	28			28
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment						67			63									63										67	63			63
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted						26																						26
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets						83			101									101										83	101			101
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						57			83									83										57	83			83
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets						13			10									10										13	10			10
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt						57			80									80										57	80			80
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities						0			3									3										0	3			3
Operating Income (Loss)																		4
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		1
El Segundo [Member]
Business Acquisition
Total operating revenues																		56
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets						43			58									58										43	58			58
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment						625			636									636										625	636			636
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted						194																						194
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets						744			745									745										744	745			745
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities						550			538									538										550	538			538
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets						76			51									51										76	51			51
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt						520			512									512										520	512			512
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities						30			26									26										30	26			26
Operating Income (Loss)																		34
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		23
NRG [Member] | NRG Yield LLC [Member]
Business Acquisition
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	65.50%															55.30%												65.50%			55.30%	65.50%
Utility-Scale Solar [Member]
Business Acquisition
Power Generation Capacity (in MWs)		343	[3]													343	[3]									343	[3]
Utility-Scale Solar [Member] | CVSR [Member]
Business Acquisition
Power Generation Capacity (in MWs)		122	[3],[4]													122	[3],[4]									122	[3],[4]
Equity Method Investment, Ownership Percentage		48.95%	[4]													48.95%	[4]									48.95%	[4]
Common Class A [Member] | Public Shareholders [Member]
Business Acquisition
Sale of Stock, Number of Shares Issued in Transaction	22,511,250																														12,075,000
Share Price																																					$ 54.00
Proceeds from issuance of Class A common stock																															630
Scenario, Previously Reported [Member]
Business Acquisition
Current assets									267									267											267			267
Total operating revenues		148		161		134		110	86		95	79	53					313
Property, Plant and Equipment, Net									1,541									1,541											1,541			1,541
Non-current assets									505									505											505			505
Long-term Debt									1,133									1,133											1,133			1,133
Assets									2,313									2,313											2,313			2,313
Other Liabilities									169									169											169			169
Liabilities									1,302									1,302											1,302			1,302
Operating Income (Loss)		46		70		51		38	33		45	38	12					128
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(10)		31		34		18	24		40	34	11					109
Subsequent Event [Member] | Tapestry Wind [Member]
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																																		14
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																																		286
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																																		164
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																																		361
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																																		197
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets																																		61
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																																		192
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities																																		5
Subsequent Event [Member] | Laredo Ridge [Member]
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																																		7
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																																		118
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																																		62
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																																		174
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																																		112
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets																																		49
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																																		108
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities																																		4
Subsequent Event [Member] | Walnut Creek [Member]
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets																																		46
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment																																		575
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted																																		179
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																																		678
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																																		499
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets																																		57
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																																		437
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities																																		62
Subsequent Event [Member] | EME-NYLD Assets [Member]
Business Acquisition
Working Capital																																		9
Business Combination, Consideration Transferred, Liabilities Incurred																																		737
Business Acquisitions, Consideration Transferred, Purchase Price																																		489
Business Combination, Separately Recognized Transactions, Net Gains and Losses																																		61
Other Comprehensive Income (Loss), Net of Tax																																		$ 23

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
[3]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2014.
[4]	b) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of NRG Yield Inc.'s thermal facilities and certain of its customers.